Financial instruments and risk management - Fair value of loans and financing (Details) - Loans, financing and debentures - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [table]
Financial liabilities, at fair value	R$ 91,134,497	R$ 93,828,907
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	R$ 91,134,497	93,828,907
Bonds | Foreign countries | Fixed
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	Secondary Market
Financial liabilities, at fair value	R$ 39,077,766	42,223,976	R$ 36,655,663
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	Secondary Market
Financial liabilities, at fair value	R$ 39,077,766	42,223,976	R$ 36,655,663
Export credits (“export prepayments”) | Foreign countries | SOFR
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 17,344,704	18,404,795
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 17,344,704	18,404,795
Export credits (“export prepayments”) | Country of domicile | Fixed
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 345,644	334,422
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 345,644	334,422
Assets Financing | Foreign countries | SOFR
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 238,833	277,172
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 238,833	277,172
Assets Financing | Country of domicile | SOFR
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 46,254	49,911
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 46,254	49,911
ECA - Export Credit Agency | Foreign countries | SOFR
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 1,860,820	1,979,202
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 1,860,820	1,979,202
IFC - International Finance Corporation | Foreign countries | SOFR
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 5,137,756	5,442,675
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 5,137,756	5,442,675
Panda Bonds - CNH [Member] | Foreign countries | Fixed
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	Fixed
Financial liabilities, at fair value	R$ 1,910,093	1,964,329
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	Fixed
Financial liabilities, at fair value	R$ 1,910,093	1,964,329
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 75,327	95,167
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 75,327	95,167
BNDES – TLP [Member] | Country of domicile | BNDES – TLP
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 4,192,908	4,193,766
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 4,192,908	4,193,766
BNDES | Country of domicile | Fixed
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 5,313
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 5,313
BNDES | Country of domicile | BNDES – SELIC
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 499,308	547,000
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 499,308	547,000
BNDES – TR | Country of domicile | BNDES – TR
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 89,170	90,356
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 89,170	90,356
BNDES - US$ | Country of domicile | BNDES - US$
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	DI 2
Financial liabilities, at fair value	R$ 252,407	253,500
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 2
Financial liabilities, at fair value	R$ 252,407	253,500
Debentures | Country of domicile | CDI/IPCA
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1/IPCA
Financial liabilities, at fair value	R$ 11,342,213	10,873,596
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1/IPCA
Financial liabilities, at fair value	R$ 11,342,213	10,873,596
NCE ("Export Credit Notes") | Country of domicile | CDI
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 105,376	105,865
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 105,376	105,865
NCR ("Rural Credit Notes") | Country of domicile | CDI
Disclosure of detailed information about financial instruments [table]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 5,509,365	5,520,478
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 5,509,365	5,520,478
Rural Producer Note (CPR) | Country of domicile | CDI
Disclosure of detailed information about financial instruments [table]
Financial liabilities, at fair value	3,101,240	1,472,697
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	R$ 3,101,240	1,472,697
Bonds 2029 | Foreign countries | Fixed
Disclosure of detailed information about financial instruments [table]
Financial liabilities, at fair value		5,568,313
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		R$ 5,568,313